Warrants - Schedule of Share Purchase Warrants were Outstanding (Details)	12 Months Ended
	Oct. 31, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares	Oct. 30, 2024 $ / shares
Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding	4,429,547	4,429,547
Number of shares to be issued from the exercise of warrants (warrant shares)	2,549,311	2,549,311
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares			$ 4.38
November 17, 2027 [Member]
Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding	1,923	1,923
Number of shares to be issued from the exercise of warrants (warrant shares)	1,923	1,923
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 243.75	$ 339.2
Expiry date	Nov. 17, 2027
April 5, 2028 [Member]
Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding	743,565	743,565
Number of shares to be issued from the exercise of warrants (warrant shares)	538,150	538,150
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.077	$ 1.077
Expiry date	Apr. 05, 2028
November 23, 2024 [Member]
Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding	75	75
Number of shares to be issued from the exercise of warrants (warrant shares)	75	75
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1,293.48	$ 1,800
Expiry date	Nov. 23, 2024
September 17, 2028 [Member]
Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding	2,352,504	2,352,504
Number of shares to be issued from the exercise of warrants (warrant shares)	677,683	677,683
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.077	$ 1.077
Expiry date	Sep. 17, 2028
January 15, 2029 [Member]
Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding	1,331,480	1,331,480
Number of shares to be issued from the exercise of warrants (warrant shares)	1,331,480	1,331,480
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.6	$ 1.6
Expiry date	Jan. 15, 2029